Supplemental Equity and Comprehensive Income Information	12 Months Ended
Dec. 31, 2013
Supplemental Equity and Comprehensive Income Information
Supplemental Equity and Comprehensive Income Information

NOTE 5. Supplemental Equity and Comprehensive Income Information

Common stock ($.01 par value per share) of 3.0 billion shares is authorized, with 944,033,056 shares issued. Treasury stock is reported at cost, with 280,736,817 shares at December 31, 2013, 256,941,406 shares at December 31, 2012, and 249,063,015 shares at December 31, 2011. Preferred stock, without par value, of 10 million shares is authorized but unissued.

3M has historically declared and paid dividends in the same quarter. In December 2013, 3M's Board of Directors declared a first-quarter 2014 dividend of $0.855 per share (payable in March 2014). This reduced 3M's stockholders equity and increased other current liabilities as of December 31, 2013 by $567 million. This resulted in total year 2013 declared dividends of $3.395 per share, with $2.54 per share paid in 2013 and the additional $0.855 per share to be paid in March 2014.

Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M by Component

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension and Postretirement Plans Adjustment	Debt and Equity Securities, Unrealized Gain (Loss)	Cash Flow Hedging Instruments, Unrealized Gain (Loss)	Total Accumulated Other Comprehen-sive Income (Loss)
Balance at December 31, 2010, net of tax	$374	$(3,879)	$(6)	$(32)	$(3,543)
Other comprehensive income (loss),
before tax:
Amounts before reclassifications	(253)	(2,452)	(10)	(39)	(2,754)
Amounts reclassified out	―	475	10	123	608
Total other comprehensive income (loss),
before tax	(253)	(1,977)	―	84	(2,146)
Tax effect	(7)	701	―	(30)	664
Total other comprehensive income (loss),
net of tax	(260)	(1,276)	―	54	(1,482)
Balance at December 31, 2011, net of tax	$114	$(5,155)	$(6)	$22	$(5,025)

Other comprehensive income (loss),
before tax:
Amounts before reclassifications	133	(204)	6	3	(62)
Amounts reclassified out	―	615	―	(72)	543
Total other comprehensive income (loss),
before tax	133	411	6	(69)	481
Tax effect	(17)	(211)	(2)	24	(206)
Total other comprehensive income (loss),
net of tax	116	200	4	(45)	275
Balance at December 31, 2012, net of tax	$230	$(4,955)	$(2)	$(23)	$(4,750)

Other comprehensive income (loss),
before tax:
Amounts before reclassifications	(462)	1,361	―	(98)	801
Amounts reclassified out	―	569	―	122	691
Total other comprehensive income (loss),
before tax	(462)	1,930	―	24	1,492
Tax effect	44	(690)	―	(9)	(655)
Total other comprehensive income (loss),
net of tax	(418)	1,240	―	15	837
Balance at December 31, 2013, net of tax	$(188)	$(3,715)	$(2)	$(8)	$(3,913)

Income taxes are not provided for foreign translation relating to permanent investments in international subsidiaries, but tax effects within cumulative translation does include impacts from items such as net investment hedge transactions. Reclassification adjustments are made to avoid double counting in comprehensive income items that are also recorded as part of net income.

The previously reported before-tax amounts of other comprehensive income before reclassifications and amounts reclassified out of other comprehensive income for the years ended December 31, 2012 and 2011 relative to foreign currency forward contracts in the table above and the table below were impacted by the immaterial revisions discussed in Note 11.

Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M

		Amount Reclassified from
(Millions)		Accumulated Other Comprehensive Income				Location on Income Statement
Details about Accumulated Other Comprehensive Income Components	Year ended December 31, 2013		Year ended December 31, 2012		Year ended December 31, 2011
Gains (losses) associated with, defined benefit pension and postretirement plans amortization
Transition asset		$1		$1	$2	See Note 10
Prior service benefit		77		84	75	See Note 10
Net actuarial loss		(647)		(700)	(552)	See Note 10
Total before tax		(569)		(615)	(475)
Tax effect		197		219	168	Provision for income taxes
Net of tax		$(372)		$(396)	$(307)

Debt and equity security gains (losses)
Sales or impairments of securities	$	―	$	―	$(10)	Selling, general and administrative expenses
Total before tax		―		―	(10)
Tax effect		―		―	4	Provision for income taxes
Net of tax	$	―	$	―	$(6)

Cash flow hedging instruments gains (losses)
Foreign currency forward/option contracts		$(11)		$41	$(87)	Cost of sales
Foreign currency forward contracts		(108)		42	(30)	Interest expense
Commodity price swap contracts		(2)		(10)	(6)	Cost of sales
Interest rate swap contracts		(1)		(1)	―	Interest expense
Total before tax		(122)		72	(123)
Tax effect		45		(26)	44	Provision for income taxes
Net of tax		$(77)		$46	$(79)
Total reclassifications for the period, net of tax		$(449)		$(350)	$(392)

Purchase and Sale of Subsidiary Shares

In March 2013, 3M sold shares in 3M India Limited, a subsidiary of the Company, in return for $8 million. The noncontrolling interest shares of this subsidiary trade on a public exchange in India. This sale of shares complied with an amendment to Indian securities regulations that required 3M India Limited, as a listed company, to achieve a minimum public shareholding of at least 25 percent. As a result of this transaction, 3M's ownership in 3M India Limited was reduced from 76 percent to 75 percent. The $8 million received in the first quarter of 2013 was classified as other financing activity in the consolidated statement of cash flows. Because the Company retained its controlling interest, the sales resulted in an increase of 3M Company shareholder's equity of $7 million and an increase in noncontrolling interest of $1 million.

As discussed in Note 2, in early March 2011, 3M acquired a controlling interest in Winterthur Technologie AG (Winterthur), making Winterthur a consolidated subsidiary as of that business acquisition date. Subsequent to this business acquisition date, 3M purchased additional outstanding shares of its Winterthur subsidiary increasing 3M's ownership interest from approximately 86 percent as of the business acquisition date to 100 percent as of December 31, 2011. The $57 million of cash paid in 2011 as a result of these additional purchases of Winterthur shares was classified as other financing activity in the consolidated statement of cash flows. These additional purchases did not result in a material transfer from noncontrolling interest to 3M Company shareholders' equity. In addition, during 2011, 3M sold a noncontrolling interest in a newly formed subsidiary for an immaterial amount, which was also classified as other financing activity in the consolidated statement of cash flows.